Unearned Premiums	12 Months Ended
Dec. 31, 2022
Unearned Premiums [Abstract]
UNEARNED PREMIUMS
8.	UNEARNED PREMIUMS

		2022		2021			2020
	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

Opening balance	328,726	(64,124)	264,602	277,268	(50,077)	227,191	206,214	(33,917)	172,297
Premiums written	581,847	(186,483)	395,364	545,582	(162,973)	382,609	467,273	(128,863)	338,410
Premiums earned	(556,541)	180,088	(376,453)	(494,124)	148,926	(345,198)	(396,219)	112,703	(283,516)
	354,032	(70,519)	283,513	328,726	(64,124)	264,602	277,268	(50,077)	227,191